Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other financial assets
Financial assets at fair value through profit or loss	₩ 5,813	₩ 6,277
Derivatives used for hedge	7,389	227,318
Financial instruments	1,333,317	716,769
Available-for-sale financial assets	380,953	404,774	₩ 360,037
Held-to-maturity investments	151	30,143
Less: Non-current	(754,992)	(664,726)
Current	972,631	720,555
Other financial liabilities
Financial liabilities at fair value through the profit or loss	5,051	1,973
Derivatives used for hedge	93,770	14,928
Other financial liabilities	87,669	91,763
Less: Non-current	(149,267)	(108,431)
Current	₩ 37,223	₩ 233